Property, Plant and Equipment (Including Consolidated VIEs) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 3,269.7		$ 3,715.7	$ 3,269.7
Less accumulated depreciation	(964.1)		(1,120.0)	(964.1)
Property, Plant and Equipment, Net	2,673.0		3,122.9	2,673.0
Asset Impairment Charges		365.4	48.3	20.0	381.7
Gain on Receipt of Property Plant and Equipment	31.7		0	31.7	0
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6.1		5.6	6.1
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	31.1		31.3	31.1
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	320.5		322.2	320.5
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,605.5		1,670.5	1,605.5
Solar Energy Systems [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,306.5		1,686.1	1,306.5
Property, Plant and Equipment, Excluding Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	2,305.6		2,595.7	2,305.6
Non-Solar Energy Systems [Member] | Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	141.4		79.4	141.4
Solar Energy [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges		358.0
Solar Energy [Member] | Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	226.0		447.8	226.0
Merano Polysilicon Plant [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges			37.0
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges		354.7
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges			$ 38.2